Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade Accounts Receivable

As of December 31, 2017 and 2016, consolidated trade accounts receivable consisted of:

		2017	2016
Trade accounts receivable	Ps	32,623	32,356
Allowances for doubtful accounts		(2,145)	(2,196)

	Ps	30,478	30,160

Summary of Changes in Valuation of Caption Allowance for Doubtful Accounts

Changes in the valuation of this caption allowance for doubtful accounts in 2017, 2016 and 2015, were as follows:

		2017	2016	2015
Allowances for doubtful accounts at beginning of period	Ps	2,196	2,152	1,856
Charged to selling expenses		252	556	434
Additions through business combinations		141	—	—
Deductions		(449)	(867)	(276)
Foreign currency translation effects		5	355	138

Allowances for doubtful accounts at end of period	Ps	2,145	2,196	2,152